Unaudited Interim Condensed Consolidated Balance Sheets - CHF (SFr)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	SFr 7,169,069	SFr 6,957,086
Other financial assets	16,744	3,165
Trade and other receivables	255,656	416,875
Contract asset	246,626	181,441
Prepayments	1,003,491	270,394
Total current assets	8,691,586	7,828,961
Non-current assets
Right-of-use assets	219,353	357,613
Property, plant and equipment	33,154	41,121
Non-current financial assets	54,350	54,355
Total non-current assets	306,857	453,089
Total assets	8,998,443	8,282,050
Current liabilities
Current lease liabilities	199,884	286,107
Payables and accruals	2,513,958	2,996,004
Total current liabilities	2,713,842	3,282,111
Non-current liabilities
Non-current lease liabilities	32,635	87,028
Retirement benefits obligations	125,863
Total non-current liabilities	158,498	87,028
Equity
Share capital	1,364,513	1,153,483
Share premium	263,658,040	269,511,610
Other equity	64,620,223	64,620,223
Treasury shares reserve	(635,311)	(6,278,763)
Other reserves	32,062,974	25,768,373
Accumulated deficit	(354,944,336)	(349,862,015)
Total equity	6,126,103	4,912,911
Total liabilities and equity	SFr 8,998,443	SFr 8,282,050